Schedule of realization (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Deferred income tax assets	R$ 1,012,595	R$ 931,736	R$ 905,258	R$ 933,815
Deferred income tax liabilities	(1,296,334)	(1,252,452)	(1,339,254)	(1,195,057)
Deferred tax assets (liabilities), net	(283,739)	(320,716)	R$ (433,996)	R$ (261,242)
Realized Within 12 Months [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets	280,373	263,580
Deferred income tax liabilities	(31,777)	(31,388)
Realized After 1 Year [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets	732,222	668,156
Deferred income tax liabilities	R$ (1,264,557)	R$ (1,221,064)